S000084922 [Member] Performance Management - Barrow Hanley Emerging Markets Value Fund	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Emerging Markets Value Predecessor Fund was reorganized into the Fund on August 18, 2024 following shareholder approval. The Fund commenced operations as of this date and assumed the financial and performance history of the Emerging Markets Value Predecessor Fund, and Institutional shares of the Emerging Markets Value Predecessor Fund were reorganized into Institutional Shares of the Fund. The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the Emerging Markets Value Predecessor Fund for periods prior to reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance as well as to a securities market index with investment characteristics similar to those of the Fund. Performance information is shown for Class I Shares of the Emerging Markets Value Predecessor Fund as of December 31, 2023. Class I Shares of the Predecessor Fund were merged into Institutional Shares of the Fund as a result of the reorganization. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the Emerging Markets Value Predecessor Fund for periods prior to reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance as well as to a securities market index with investment characteristics similar to those of the Fund.
Bar Chart [Heading]	Annual Total Returns – Institutional Shares for year ended December 31
Bar Chart Closing [Text Block]

Best quarter:	04/01/2025‑06/30/2025 – 15.20%
Worst quarter:	04/01/2022‑06/30/2022 – (10.10)%

Performance Table Heading	Average Annual Total Returns – for the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns arecalculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Shares only and will vary from the after-tax returns for other share classes.
Performance Availability Phone [Text]	866-260-9549 (toll free) or 312-557-5913
Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	15.20%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(10.10%)
Lowest Quarterly Return, Date	Jun. 30, 2022